PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	December 31,	December 31,
	2023	2024
	RMB	RMB
Building	38,464	38,464
Computer and transmission equipment	12,106	16,314
Furniture and office equipment	493	536
Leasehold improvements	4,019	5,043
Licenses	32,990	33,784
Software	39,795	39,795
Total property, equipment and software	127,867	133,936
Accumulated depreciation and amortization	48,709	55,258
Property, equipment and software, net	79,158	78,678